Prepayments, Net - Schedule of Movement of Allowance for Credit Loss (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Movement of Allowance for Credit Loss [Abstract]
Beginning balance	$ 114,792	$ 209,412	$ 51,755
Addition (Recovery)	171,450	(94,786)	157,623
Translation adjustment	(144)	166	34
Ending balance	$ 286,098	$ 114,792	$ 209,412